Fair Value of Financial Instruments not carried at Fair Value - Estimated Fair Value of the Financial Instruments not carried at Fair Value (Detail) - EUR (€) € in Millions		Jun. 30, 2019	Dec. 31, 2018
Carrying value [Member]
Financial assets:
Cash and central bank balances	[1]	€ 160,982	€ 188,731
Interbank balances (w/o central banks)	[1]	10,144	8,881
Central bank funds sold and securities purchased under resale agreements	[1]	9,126	8,222
Securities borrowed	[1]	647	3,396
Loans	[1]	414,889	400,297
Other financial assets	[1]	125,855	80,089
Financial liabilities:
Deposits	[1]	576,506	564,405
Central bank funds purchased and securities sold under repurchase agreements	[1]	7,532	4,867
Securities loaned	[1]	2,992	3,359
Other short-term borrowings	[1]	12,418	14,158
Other financial liabilities	[1]	136,495	100,683
Long-term debt	[1]	147,629	152,083
Trust preferred securities	[1]	3,269	3,168
Fair value [Member]
Financial assets:
Cash and central bank balances	[1]	160,982	188,731
Interbank balances (w/o central banks)	[1]	10,144	8,881
Central bank funds sold and securities purchased under resale agreements	[1]	9,127	8,223
Securities borrowed	[1]	647	3,396
Loans	[1]	421,562	395,900
Other financial assets	[1]	126,183	80,193
Financial liabilities:
Deposits	[1]	577,033	564,637
Central bank funds purchased and securities sold under repurchase agreements	[1]	7,533	4,867
Securities loaned	[1]	2,992	3,359
Other short-term borrowings	[1]	12,420	14,159
Other financial liabilities	[1]	136,495	100,683
Long-term debt	[1]	145,784	149,128
Trust preferred securities	[1]	€ 3,294	€ 3,114

[1]	Amounts generally presented on a gross basis, in line with the Groups accounting policy regarding offsetting of financial instruments as described in Note1 Significant Accounting Policies and Critical Accounting Estimates of the Groups Annual Report 2018.